Leases (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Amounts Related To Leases
The statement of financial position shows the following amounts relating to leases:

	As of December 31,
	2020	2021
Right-of-use assets	RMB’000	RMB’000
Properties	973,547	804,990

Lease liabilities	979,419	794,544

Summary Of Depreciation Charge Of Right Of Use Assets
The statement of profit or loss shows the following amounts relating to leases:

	Year ended December 31,
	2019	2020	2021
Depreciation charge of right-of-use assets	RMB’000	RMB’000	RMB’000
Properties	509,026	604,018	608,889

Interest expense (included in finance costs)	58,170	46,567	38,709
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	61,836	115,741	55,408
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	22,441	26,684	25,550

Summary Of Movement Of Right Of Use Assets

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Opening net book amount	740,240	914,960	973,547
Additions	683,746	697,403	501,663
Early termination	—	(34,798)	(61,331)
Depreciation charge	(509,026)	(604,018)	(608,889)

Closing net book amount	914,960	973,547	804,990

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cost	1,731,022	1,810,222
Accumulated depreciation	(757,475)	(1,005,232)

Net book amount	973,547	804,990